Investment Objectives and Goals - Custom Global Equity Allocation Fund	Aug. 31, 2025
Class M Shares (GEAMX)
Prospectus [Line Items]
Risk/Return [Heading]	Custom Global Equity Allocation Fund
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Class P Shares (GEAPX)
Prospectus [Line Items]
Objective [Heading]	GOAL
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.